Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 91.7%
Basic Materials – 2.8%
Albemarle Corp. .............................................................. 92 $ 15,644
BHP Group Ltd., ADR .......................................................... 298 16,950
Glencore PLC, ADR* ........................................................... 1,628 18,559
Rio Tinto PLC, ADR ............................................................ 276 17,565
Sociedad Quimica y Minera de Chile SA, ADR ...................................... 281 16,767
Talon Metals Corp.* ............................................................ 53,244 10,364
Vale SA, ADR ................................................................ 1,277 17,112
112,961
Communications – 11.6%
Alphabet, Inc., Class C*(a) ...................................................... 1,205 158,879
Amazon.com, Inc.*(a) .......................................................... 1,126 143,137
Cisco Systems, Inc. ............................................................ 79 4,247
Meta Platforms, Inc., Class A* ................................................... 257 77,154
Netflix, Inc.* .................................................................. 79 29,831
Palo Alto Networks, Inc.* ........................................................ 5 1,172
VeriSign, Inc.* ................................................................ 48 9,722
Verizon Communications, Inc. ................................................... 152 4,926
Walt Disney Co. (The)* ......................................................... 435 35,257
464,325
Consumer, Cyclical – 16.2%
Arbe Robotics Ltd* ............................................................ 5,394 12,568
Aurora Innovation, Inc.* ......................................................... 8,721 20,494
BYD Co. Ltd., ADR ............................................................ 327 20,143
Costco Wholesale Corp. ........................................................ 41 23,163
Lucid Group, Inc.* ............................................................. 1,183 6,613
NIO, Inc., ADR* ............................................................... 1,198 10,830
Rivian Automotive, Inc., Class A* ................................................. 665 16,146
Sonder Holdings, Inc.* ......................................................... 7,284 59,802
Tesla, Inc.*(a) ................................................................ 1,898 474,918
644,677
Consumer, Non-cyclical – 5.4%
Amgen, Inc. .................................................................. 17 4,569
Automatic Data Processing, Inc. .................................................. 33 7,939
Block, Inc.* .................................................................. 3,897 172,481
Coca-Cola Co. (The) ........................................................... 102 5,710
DaVita, Inc.* ................................................................. 52 4,916
Moody's Corp ................................................................ 15 4,743
PayPal Holdings, Inc.* .......................................................... 40 2,338
PepsiCo, Inc. ................................................................. 34 5,761
Procter & Gamble Co. (The) ..................................................... 34 4,959
213,416
Financial – 5.0%
American Express Co. ......................................................... 21 3,133
Bank of New York Mellon Corp. (The) ............................................. 69 2,943
Citigroup, Inc. ................................................................ 75 3,085
Lemonade, Inc.* .............................................................. 16,478 191,474
200,635

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Shares Value
Common Stocks (continued)
Industrial – 1.3%
Camtek Ltd.* ................................................................. 556 $ 34,617
Deere & Co. .................................................................. 14 5,283
FANUC Corp., ADR ............................................................ 957 12,441
52,341
Technology – 49.4%
Activision Blizzard, Inc. ......................................................... 56 5,243
Adobe, Inc.* .................................................................. 8 4,079
Advanced Micro Devices, Inc.*(a) ................................................. 4,164 428,142
Amkor Technology, Inc. ......................................................... 715 16,159
Analog Devices, Inc. ........................................................... 480 84,043
ANSYS, Inc.* ................................................................. 27 8,034
Apple, Inc.(a) ................................................................. 947 162,136
Applied Materials, Inc. .......................................................... 15 2,077
ASML Holding NV ............................................................. 361 212,506
Atlassian Corp., Class A* ....................................................... 3 605
Autodesk, Inc.* ............................................................... 79 16,346
Broadcom, Inc. ............................................................... 13 10,798
Cadence Design Systems, Inc.* .................................................. 17 3,983
Cognizant Technology Solutions Corp., Class A ...................................... 59 3,997
Crowdstrike Holdings, Inc., Class A* ............................................... 79 13,223
Datadog, Inc., Class A* ......................................................... 6 547
Fiserv, Inc.* .................................................................. 46 5,196
Fortinet, Inc.* ................................................................. 18 1,056
GLOBALFOUNDRIES, Inc.*(a) ................................................... 300 17,457
HP, Inc. ..................................................................... 275 7,067
Intel Corp. ................................................................... 1,652 58,729
Intuit, Inc. .................................................................... 6 3,066
KLA Corp. ................................................................... 42 19,264
Lam Research Corp. ........................................................... 38 23,817
Marvell Technology, Inc. ........................................................ 306 16,564
Microchip Technology, Inc. ...................................................... 161 12,566
Micron Technology, Inc. ......................................................... 371 25,239
Microsoft Corp.(a) ............................................................. 1,000 315,750
NVIDIA Corp.(a) .............................................................. 980 426,290
NXP Semiconductors NV ....................................................... 84 16,793
Paychex, Inc. ................................................................. 82 9,457
QWALCOMM, Inc. ............................................................. 34 3,776
Skyworks Solutions, Inc. ........................................................ 41 4,042
Synopsys, Inc.* ............................................................... 47 21,572
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 45 3,910
Texas Instruments, Inc. ......................................................... 57 9,063
1,972,592
Total Common Stocks (Cost $3,470,858) ......................................................... 3,660,947

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
3
Number of
Contracts Notional Amount Value
Purchased Options – 2.0%
Calls – Exchange-Traded – 0.4%
Tesla, Inc., January Strike Price $417, Expires 1/19/24 .................. 23 $ 958,341 $ 3,254
Tesla, Inc., January Strike Price $767, Expires 1/19/24 .................. 295 22,616,765 2,360
Tesla, Inc., June Strike Price $667, Expires 6/21/24 .................... 66 4,400,022 10,395
16,009
Puts – Exchange-Traded – 1.6%
S&P 500 Index, October Strike Price $3,870, Expires 10/20/23 ........... 20 7,740,000 7,300
S&P 500 Index, November Strike Price $3,700, Expires 11/17/23 .......... 11 4,070,000 8,250
S&P 500 Index, December Strike Price $3,810, Expires 12/15/23 ......... 22 8,382,000 48,180
63,730
Total Purchased Options (Cost $316,829) .......................................................... 79,739
Shares
Money Market Funds – 7.2%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(b)
(Cost $285,564) ............................................................. 285,564 285,564
Total Investments – 100.9%
(Cost $4,073,251) ........................................................................... $ 4,026,250
Liabilities in Excess of Other Assets – (0.9)% ....................................................... (34,471)
Net Assets – 100.0% .......................................................................... $ 3,991,779
Number of
Contracts Notional Amount
Written Options – (0.8)%
Puts – Exchange-Traded – (0.8)%
S&P 500 Index, October Strike Price $3,640, Expires 10/20/23 ........... (20) $ (7,280,000) $ (3,950)
S&P 500 Index, November Strike Price $3,475, Expires 11/17/23 .......... (11) (3,822,500) (4,565)
S&P 500 Index, December Strike Price $3,575, Expires 12/15/23 ......... (22) (7,865,000) (24,640)
(33,155)
Total Written Options (Premiums Received $52,283) .................................................. $ (33,155)
* Non Income Producing
(a) Securities with an aggregate market value of $958,656 have been pledged as collateral for options as of September 30, 2023.
(b) Rate shown reflects the 7-day yield as of September 30, 2023.
ADR : American Depositary Receipt

Simplify Volt RoboCar Disruption and Tech ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
4
Summary of Investment Type
Industry
% of Net
Assets
Common Stocks ................................................................................. 91.7%
Purchased Options ............................................................................... 2.0%
Money Market Funds ............................................................................. 7.2%
Total Investments ................................................................................ 100.9%
Liabilities in Excess of Other Assets .................................................................. (0.9)%
Net Assets ..................................................................................... 100.0%